Private Placement Warrants and Working Capital Warrants (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrants outstanding		65,671
Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants issued		734,309
Warrants outstanding	65,671	65,671	65,671
Number of shares called by each warrant	1	1
Exercise price	$ 345.00	$ 345.00
Warrants expiration period	5 years	5 years
Private Placement Warrant [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Warrants issued	131,343	131,343
Working Capital Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued		13,333
Period to exercise warrants after business combination	30 days	30 days
Period not to transfer, assign or sell warrants	30 days	30 days